Accrued Liabilities and Other Current Liabilities	6 Months Ended
Jun. 30, 2020
Accrued Liabilities or Expenses and Other Current Liabilities

13.	Accrued liabilities and other current liabilities

	December 31,	June 30,
	2019	2020
	RMB	RMB
Revenue sharing fees	817,792	939,421
Bandwidth costs	167,793	199,589
Salaries and welfare	251,914	166,012
Marketing and promotion expenses	61,210	65,494
Deposits from content providers, suppliers and advertising customers	47,386	59,982
Other taxes payable	40,349	50,018
License fees	48,138	45,070
Others	25,443	37,335

Total	1,460,025	1,562,921

Douyu [Member]
Accrued Liabilities or Expenses and Other Current Liabilities
5.	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2019	As of June 30, 2020
	RMB	RMB
Accrued payroll and welfare	163,309,115	136,429,979
Marketing cost	112,859,994	90,049,508
Payable for repurchase of ordinary shares	53,293,800	—
Deposits	30,566,743	26,579,209
Other tax payable	13,767,363	19,436,104
Others	18,550,109	25,003,182

Total	392,347,124	297,497,982